Putnam Investments
One Post Office Square
Boston, MA 02109
December 29, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam International Capital Opportunities Fund, a series of Putnam Investment Funds Trust (Reg. Nos.
(33-56339) (811-07237)
Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.89 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 23, 2008.

Comments or questions concerning this certificate may be directed to AnneMarie Duffy at 1-800-225-2465, ext. 4824

Very truly yours,

Putnam International Capital Opportunities Fund a
series of Putnam Investment Funds

By:	/s/ Charles E. Porter

Charles E. Porter
Executive Vice President, Associate Treasurer and
Principal Executive Officer

cc: Ropes & Gray LLP